DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 ESG ETF

November 30, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.7%
Communication Services - 9.3%
Activision Blizzard, Inc.	20,870	$1,222,982
Alphabet, Inc., Class A*	8,107	23,007,261
Alphabet, Inc., Class C*	7,585	21,609,968
AT&T, Inc.	191,843	4,379,776
Charter Communications, Inc., Class A*(a)	3,418	2,208,985
Comcast Corp., Class A	123,450	6,170,031
Discovery, Inc., Class A*(a)	4,353	101,294
Discovery, Inc., Class C*	8,766	199,076
Electronic Arts, Inc.	7,766	964,692
Interpublic Group of Cos., Inc.	10,528	349,424
Live Nation Entertainment, Inc.*	3,904	416,362
News Corp., Class A	10,548	228,048
News Corp., Class B	3,260	70,253
Omnicom Group, Inc.	5,785	389,388
Take-Two Interactive Software, Inc.*	3,111	516,053
Verizon Communications, Inc.	111,358	5,597,967
Walt Disney Co.*	48,869	7,081,118

(Cost $66,168,574)		74,512,678

Consumer Discretionary - 15.1%
Amazon.com, Inc.*	11,724	41,116,889
Aptiv PLC*	7,309	1,171,998
Best Buy Co., Inc.	6,214	664,028
Booking Holdings, Inc.*	1,117	2,347,766
BorgWarner, Inc.	6,439	278,680
CarMax, Inc.*	4,596	649,185
Dollar Tree, Inc.*	6,315	845,136
eBay, Inc.	17,433	1,176,030
Etsy, Inc.*(a)	3,424	940,162
Ford Motor Co.	105,078	2,016,447
Gap, Inc.	5,091	84,154
General Motors Co.*	39,547	2,288,585
Hanesbrands, Inc.	9,005	145,431
Hasbro, Inc.	3,906	378,530
Hilton Worldwide Holdings, Inc.*	7,483	1,010,729
Home Depot, Inc.	28,593	11,454,642
Las Vegas Sands Corp.*	8,886	316,519
Leggett & Platt, Inc.	3,381	136,559
Lowe’s Cos., Inc.	19,041	4,657,238
Marriott International, Inc., Class A*	7,368	1,087,222
McDonald’s Corp.	20,068	4,908,633
MGM Resorts International	11,151	441,357
Newell Brands, Inc.	10,185	218,672
NIKE, Inc., Class B	34,427	5,826,425
PulteGroup, Inc.	6,962	348,309
PVH Corp.	1,823	194,660
Ralph Lauren Corp.	1,287	149,343
Royal Caribbean Cruises Ltd.*	5,905	412,287
Starbucks Corp.	31,698	3,475,369
Tapestry, Inc.	7,821	313,779
Target Corp.	13,320	3,247,949
Tesla, Inc.*	21,840	25,001,558
TJX Cos., Inc.	32,369	2,246,409
Under Armour, Inc., Class A*	5,497	129,674
Under Armour, Inc., Class C*	5,320	106,772
VF Corp.	8,630	619,030
Whirlpool Corp.	1,645	358,182
Yum! Brands, Inc.	8,113	996,601

(Cost $98,296,676)		121,760,939

Consumer Staples - 5.0%
Archer-Daniels-Midland Co.	14,908	927,427
Brown-Forman Corp., Class B	4,945	347,930
Campbell Soup Co.	5,419	218,548
Coca-Cola Co.	104,394	5,475,465
Colgate-Palmolive Co.	22,753	1,706,930
Conagra Brands, Inc.	13,143	401,519
Constellation Brands, Inc., Class A	4,598	1,036,067
General Mills, Inc.	16,394	1,012,657
Hershey Co.	3,944	700,021
Hormel Foods Corp.	7,266	300,812
J M Smucker Co.	2,814	355,887
Kellogg Co.	6,751	413,026
Kraft Heinz Co.	18,115	608,845
Kroger Co.	18,319	760,788
McCormick & Co., Inc.	6,955	596,878
Molson Coors Beverage Co., Class B	4,797	213,179
Mondelez International, Inc., Class A	37,877	2,232,470
PepsiCo, Inc.	37,088	5,925,921
Procter & Gamble Co.	65,340	9,446,857
Sysco Corp.	13,740	962,350
Tyson Foods, Inc., Class A	7,886	622,679
Walgreens Boots Alliance, Inc.	19,280	863,744
Walmart, Inc.	38,469	5,409,895

(Cost $38,944,332)		40,539,895

Energy - 2.9%
APA Corp.	10,846	279,501
Chevron Corp.	52,046	5,874,432
ConocoPhillips	36,318	2,546,981
Devon Energy Corp.	16,960	713,338
Exxon Mobil Corp.	113,951	6,818,828
Halliburton Co.	23,854	515,008
Hess Corp.	7,331	546,306
Kinder Morgan, Inc.	52,169	806,533
Marathon Petroleum Corp.	17,550	1,067,918
Occidental Petroleum Corp.	23,874	707,864
ONEOK, Inc.	12,017	719,097
Pioneer Natural Resources Co.	6,236	1,112,004
Schlumberger N.V.	37,412	1,072,976
Williams Cos., Inc.	32,694	875,872

(Cost $20,614,437)		23,656,658

Financials - 10.0%
Aflac, Inc.	17,088	925,144

Allstate Corp.	8,187	890,091
American Express Co.	17,576	2,676,825
Ameriprise Financial, Inc.	3,159	914,846
Arthur J Gallagher & Co.	5,515	898,393
Assurant, Inc.	1,638	249,140
Bank of America Corp.	199,385	8,866,651
Bank of New York Mellon Corp.	21,663	1,186,916
BlackRock, Inc.	3,835	3,469,179
Capital One Financial Corp.	12,014	1,688,327
Cboe Global Markets, Inc.	2,852	367,737
Charles Schwab Corp.	40,295	3,118,430
Chubb Ltd.	11,812	2,119,900
Citigroup, Inc.	54,575	3,476,427
CME Group, Inc.	9,681	2,134,854
Comerica, Inc.	3,631	299,666
Discover Financial Services	8,266	891,488
Fifth Third Bancorp	19,140	806,751
Franklin Resources, Inc.	8,331	269,924
Globe Life, Inc.	2,438	210,985
Goldman Sachs Group, Inc.	9,047	3,446,817
Hartford Financial Services Group, Inc.	9,633	636,741
Intercontinental Exchange, Inc.	15,116	1,975,964
Invesco Ltd.	9,199	205,414
JPMorgan Chase & Co.	80,454	12,778,509
KeyCorp	26,073	585,078
Lincoln National Corp.	4,798	318,251
MarketAxess Holdings, Inc.	1,053	371,383
Marsh & McLennan Cos., Inc.	13,617	2,233,460
MetLife, Inc.	19,998	1,173,083
Moody’s Corp.	4,322	1,688,346
Morgan Stanley	39,192	3,716,185
MSCI, Inc.	2,253	1,418,151
Nasdaq, Inc.	3,085	626,965
Northern Trust Corp.	5,586	646,300
PNC Financial Services Group, Inc.	11,412	2,248,164
Principal Financial Group, Inc.	6,708	460,035
Progressive Corp.	15,690	1,458,229
Prudential Financial, Inc.	10,418	1,065,345
Raymond James Financial, Inc.	4,782	470,023
Regions Financial Corp.	25,832	587,678
S&P Global, Inc.	6,512	2,967,714
State Street Corp.	9,847	876,088
Synchrony Financial	14,675	657,293
T. Rowe Price Group, Inc.	6,150	1,229,692
Travelers Cos., Inc.	6,713	986,475

(Cost $66,272,581)		80,289,057

Health Care - 12.1%
Abbott Laboratories	47,698	5,998,978
AbbVie, Inc.	47,580	5,485,022
Agilent Technologies, Inc.	8,228	1,241,605
AmerisourceBergen Corp.	3,928	454,666
Amgen, Inc.	15,289	3,040,676
Anthem, Inc.	6,565	2,666,900
Baxter International, Inc.	13,614	1,015,196
Becton Dickinson and Co.	7,733	1,833,804
Biogen, Inc.*	4,134	974,549
Bio-Rad Laboratories, Inc., Class A*	577	434,596
Boston Scientific Corp.*	38,185	1,453,703
Bristol-Myers Squibb Co.	60,398	3,239,145
Cardinal Health, Inc.	7,816	361,334
Cigna Corp.	9,256	1,776,226
CVS Health Corp.	35,327	3,146,223
Danaher Corp.	17,091	5,497,149
DaVita, Inc.*	1,869	176,621
Edwards Lifesciences Corp.*	16,824	1,805,383
Eli Lilly & Co.	21,434	5,316,489
Gilead Sciences, Inc.	33,875	2,335,004
Henry Schein, Inc.*	3,745	266,120
Hologic, Inc.*	6,963	520,345
Humana, Inc.	3,480	1,460,591
IDEXX Laboratories, Inc.*	2,313	1,406,466
Illumina, Inc.*	3,928	1,435,016
Incyte Corp.*	5,029	340,564
Laboratory Corp. of America Holdings*	2,665	760,404
McKesson Corp.	4,285	928,817
Medtronic PLC	36,292	3,872,356
Merck & Co., Inc.	68,179	5,107,289
Mettler-Toledo International, Inc.*	625	946,331
PerkinElmer, Inc.	3,057	556,863
Pfizer, Inc.	150,744	8,099,475
Quest Diagnostics, Inc.	3,289	489,009
Regeneron Pharmaceuticals, Inc.*	2,817	1,793,105
Thermo Fisher Scientific, Inc.	10,593	6,703,568
UnitedHealth Group, Inc.	25,448	11,304,511
Vertex Pharmaceuticals, Inc.*	7,019	1,312,132
Viatris, Inc.	32,373	398,512
Waters Corp.*	1,614	529,505
West Pharmaceutical Services, Inc.	1,993	882,221

(Cost $85,772,037)		97,366,469

Industrials - 6.5%
Alaska Air Group, Inc.*	3,190	154,938
American Airlines Group, Inc.*	16,473	291,407
AMETEK, Inc.	6,210	847,665
Caterpillar, Inc.	14,706	2,843,405
Cintas Corp.	2,368	999,746
CSX Corp.	61,566	2,133,878
Cummins, Inc.	3,959	830,400
Deere & Co.	7,649	2,643,036
Delta Air Lines, Inc.*	17,232	623,798
Dover Corp.	3,836	628,529
Eaton Corp. PLC	10,671	1,729,342
Emerson Electric Co.	16,115	1,415,542
Fastenal Co.	15,401	911,277
FedEx Corp.	6,585	1,516,987

Fortive Corp.	9,646	712,550
General Electric Co.	29,526	2,804,675
Howmet Aerospace, Inc.	10,420	293,115
IDEX Corp.	2,006	450,528
IHS Markit Ltd.	10,731	1,371,636
Illinois Tool Works, Inc.	7,740	1,796,841
Ingersoll Rand, Inc.	10,912	636,606
Johnson Controls International PLC	19,396	1,450,045
L3Harris Technologies, Inc.	5,411	1,131,332
Leidos Holdings, Inc.	3,576	314,366
Nielsen Holdings PLC	9,333	178,820
Norfolk Southern Corp.	6,747	1,789,777
PACCAR, Inc.	9,342	779,310
Parker-Hannifin Corp.	3,482	1,051,773
Pentair PLC(a)	4,405	324,604
Republic Services, Inc.	5,540	732,720
Robert Half International, Inc.	3,055	339,624
Rockwell Automation, Inc.	3,126	1,050,961
Roper Technologies, Inc.	2,824	1,310,760
Snap-on, Inc.	1,434	295,275
Stanley Black & Decker, Inc.	4,320	754,963
Trane Technologies PLC	6,397	1,194,000
TransDigm Group, Inc.*	1,493	863,029
Union Pacific Corp.	17,559	4,137,603
United Parcel Service, Inc., Class B	19,617	3,891,424
United Rentals, Inc.*	1,947	659,527
Verisk Analytics, Inc.	4,360	980,433
W.W. Grainger, Inc.	1,174	565,175
Waste Management, Inc.	10,432	1,676,109
Westinghouse Air Brake Technologies Corp.	5,091	451,928
Xylem, Inc.	4,767	577,331

(Cost $44,846,811)		52,136,790

Information Technology - 32.3%
Accenture PLC, Class A	17,105	6,113,327
Adobe, Inc.*	12,827	8,592,166
Advanced Micro Devices, Inc.*	32,671	5,174,106
Akamai Technologies, Inc.*	4,373	492,837
Amphenol Corp., Class A	16,092	1,296,693
Analog Devices, Inc.	14,436	2,602,089
ANSYS, Inc.*	2,341	916,455
Apple, Inc.	422,989	69,920,082
Applied Materials, Inc.	24,691	3,634,268
Arista Networks, Inc.*	5,992	743,368
Autodesk, Inc.*	5,915	1,503,534
Cisco Systems, Inc.	113,654	6,232,785
Corning, Inc.	20,686	767,244
DXC Technology Co.*	6,649	199,404
Hewlett Packard Enterprise Co.	35,078	503,369
HP, Inc.	33,625	1,186,290
Intel Corp.	109,412	5,383,070
Intuit, Inc.	7,388	4,819,192
Juniper Networks, Inc.	8,701	270,862
Keysight Technologies, Inc.*	5,020	976,290
KLA Corp.	4,115	1,679,455
Lam Research Corp.	3,860	2,624,221
Mastercard, Inc., Class A	23,453	7,385,819
Micron Technology, Inc.	30,111	2,529,324
Microsoft Corp.	202,524	66,952,409
Motorola Solutions, Inc.	4,585	1,160,830
NortonLifeLock, Inc.	15,374	382,044
NVIDIA Corp.	67,068	21,915,140
Oracle Corp.	44,373	4,026,406
QUALCOMM, Inc.	30,577	5,520,983
salesforce.com, Inc.*	26,170	7,457,403
Seagate Technology Holdings PLC	5,385	552,878
TE Connectivity Ltd.	8,923	1,373,517
Texas Instruments, Inc.	24,883	4,786,743
Trimble, Inc.*	6,748	579,451
Visa, Inc., Class A(a)	45,439	8,804,715
Zebra Technologies Corp., Class A*	1,464	861,974

(Cost $192,114,013)		259,920,743

Materials - 2.4%
Air Products and Chemicals, Inc.	5,932	1,705,094
Albemarle Corp.	3,138	836,246
Ball Corp.	8,847	826,752
CF Industries Holdings, Inc.	5,561	336,941
Corteva, Inc.	20,022	900,990
Dow, Inc.	20,040	1,100,797
Eastman Chemical Co.	3,812	397,553
Ecolab, Inc.	6,670	1,477,205
FMC Corp.	3,485	349,162
Freeport-McMoRan, Inc.	39,334	1,458,505
International Flavors & Fragrances, Inc.	6,684	950,264
International Paper Co.	10,538	479,690
Linde PLC	13,905	4,423,737
LyondellBasell Industries NV, Class A	6,945	605,118
Martin Marietta Materials, Inc.	1,666	672,248
Mosaic Co.	9,307	318,485
Newmont Corp.	21,568	1,184,515
PPG Industries, Inc.	6,347	978,517
Westrock Co.	7,086	307,461

(Cost $17,083,000)		19,309,280

Real Estate - 2.6%
American Tower Corp. REIT	12,193	3,200,419
AvalonBay Communities, Inc. REIT	3,787	904,601
Boston Properties, Inc. REIT	3,843	414,429
CBRE Group, Inc., Class A*	9,320	890,712
Digital Realty Trust, Inc. REIT	7,542	1,265,095
Duke Realty Corp. REIT	10,097	588,958
Equinix, Inc. REIT	2,393	1,943,595
Equity Residential REIT	9,269	790,738
Essex Property Trust, Inc. REIT	1,737	589,607
Extra Space Storage, Inc. REIT	3,550	710,000
Healthpeak Properties, Inc. REIT	14,636	480,939

Host Hotels & Resorts, Inc. REIT*	19,129	300,325
Iron Mountain, Inc. REIT	8,406	381,969
Kimco Realty Corp. REIT	16,155	362,195
Prologis, Inc. REIT	19,935	3,005,201
Realty Income Corp. REIT	14,782	1,003,994
Regency Centers Corp. REIT	4,031	279,510
Simon Property Group, Inc. REIT	8,891	1,358,901
Ventas, Inc. REIT	10,598	497,258
Vornado Realty Trust REIT	3,852	154,619
Welltower, Inc. REIT	11,281	898,193
Weyerhaeuser Co. REIT	20,194	759,496

(Cost $17,855,930)		20,780,754

Utilities - 1.5%
American Water Works Co., Inc.	4,913	828,184
Consolidated Edison, Inc.	9,512	738,512
Edison International	10,197	665,660
Entergy Corp.	5,389	540,732
Eversource Energy	9,246	760,669
Exelon Corp.	26,152	1,378,995
FirstEnergy Corp.	14,611	550,250
NextEra Energy, Inc.	52,769	4,579,294
Public Service Enterprise Group, Inc.	13,596	849,614
Sempra Energy	8,495	1,018,296

(Cost $10,875,073)		11,910,206

TOTAL COMMON STOCKS
(Cost $658,843,464)		802,183,469

SECURITIES LENDING COLLATERAL - 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(b)(c)
(Cost $91,254)	91,254	91,254

CASH EQUIVALENTS - 0.2%
DWS Government Money Market Series “Institutional Shares”, 0.04%(b)
(Cost $1,521,882)	1,521,882	1,521,882

TOTAL INVESTMENTS - 99.9%
(Cost $660,456,600)		$803,796,605
Other assets and liabilities, net - 0.1%		883,268

NET ASSETS - 100.0%		$804,679,873

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2021 is as follows:

Value ($) at 8/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2021	Value ($) at 11/30/2021
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%, (b)(c)
107,727	—	(16,473) (d)	—	—	2	—	91,254	91,254
CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b)
1,353,973	3,464,647	(3,296,738)	—	—	116	—	1,521,882	1,521,882

1,461,700	3,464,647	(3,313,211)	—	—	118	—	1,613,136	1,613,136

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2021 amounted to $11,310,175, which is 1.4% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $11,657,657.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2021.

REIT:	Real Estate Investment Trust

At November 30, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(e)
E-Mini S&P 500 ESG Futures	USD	11	$2,129,040	$2,191,640	12/17/2021	$62,600

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of November 30, 2021.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$802,183,469	$—	$—	$802,183,469
Short-Term Investments (f)	1,613,136	—	—	1,613,136
Derivatives (g)
Futures Contracts	62,600	—	—	62,600

TOTAL	$803,859,205	$—	$—	$803,859,205

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.